SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2020	2021
Wealth Management Products	300,167	182,556